CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS

	June 30,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$-	$8,437
Time deposits with original maturities over three months	-	14,721
Amounts due from subsidiaries	147,975	114,311
Prepaid expenses	56	50
Total current assets	148,031	137,519

Investments in subsidiaries	373,682	532,136
Total assets	$521,713	$669,655

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$11	$18
Accrued liabilities	1	323
Amounts due to subsidiaries	33,227	70,642
Total current liabilities	33,239	70,983
Long term loan	-	19,572
Total Liabilities	33,239	90,555

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 57,554,824 and 58,358,521 shares issued and outstanding as of June 30, 2014 and 2015, respectively	58	58
Additional paid-in capital	173,765	192,768
Retained earnings	275,639	348,689
Accumulated other comprehensive income	39,012	37,585
Total equity	488,474	579,100
Total liabilities and equity	$521,713	$669,655

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2013	2014	2015
General and administrative expenses	$2,824	$3,721	$3,169
Loss from operations	(2,824)	(3,721)	(3,169)
Other income (expense), net	218	-	(35)
Interest income	-	-	1
Interest expenses	-	-	(463)
Foreign exchange gain	1,620	263	238
Equity in profit of subsidiaries	$52,980	$73,078	$99,955
Income before income taxes	51,994	69,620	96,527
Income tax expenses	-	-	-
Net income	51,994	69,620	96,527
Other comprehensive income, net of tax of nil
Translation adjustments	4,157	2,140	(1,427)
Comprehensive income	$56,151	$71,760	$95,100

Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2013	2014	2015

Net cash used in operating activities	$-	$-	$(397)
Net cash used in investing activities	-	$-	$(4,402)
Net cash provided by financing activities	$-	$-	$13,236
Net increase in cash and cash equivalents	$-	$-	$8,437
Cash and cash equivalents, beginning of year	$-	$-	$-
Cash and cash equivalents, end of year	$-	$-	$8,437